Shareholders' Equity (Details) - Schedule of outstanding warrants to shareholders - Warrant [Member] shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants | shares	400,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 3.23
Weighted average Remaining contractual life (years)	1 year 237 days